Revenue information - Schedule of contract liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related party balances and transactions
Contract liabilities, current and non-current	$ 17,281	$ 26,456
Nonrelated Party
Related party balances and transactions
Contract liabilities, current	2,361	876
Contract liabilities, non-current	0	3
Related Party
Related party balances and transactions
Contract liabilities, current	13,598	20,493
Contract liabilities, non-current	$ 1,322	$ 5,084